Annual Total Returns		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
iShares U.S. Equity Factor Rotation Active ETF | iShares U.S. Equity Factor Rotation Active ETF
Prospectus [Line Items]
Annual Return [Percent]	[1]	30.12%	36.20%	(20.12%)	24.85%	13.58%

[1]	The Fund’s year‑to‑date return as of September 30, 2025 was 16.62%.